Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	PLAN DESCRIPTION
The following description of the Evergy, Inc. 401(k) Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General - The Plan is a defined contribution plan sponsored by Evergy, Inc. that covers all full-time and part-time employees of Evergy Metro, Inc. (Metro) and Evergy Kansas Central, Inc. (EKC). The Company serves as the administrator of the Plan. Empower Retirement (Empower) serves as the recordkeeper for the Plan. Empower Trust Company, LLC serves as the trustee for the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

An Employee Stock Ownership Plan (ESOP) component was added to the Plan on January 1, 2002 for participants in the Evergy Metro Plan and on January 1, 2003 for the participants in the Evergy Kansas Central Plan. As of December 31, 2025, the ESOP component consisted of the portion of the Plan that was invested in shares of common stock of Evergy, Inc. (Parent common stock). Adding this component gives participants the option of receiving a direct cash distribution of any dividends paid on such Parent common stock held in participant elective contribution accounts and, if they are 100% vested as of the dividend record date, their Company match accounts. Dividends paid on Parent common stock are automatically reinvested, unless cash distribution was elected.

Eligibility - An employee becomes eligible to participate the first date the employee completes an hour of service and has made an election to make elective contributions including automatic contribution elections.

Employees’ participation in the Plan is defined based on employment dates and the original Company of hire. Metro non-union employees who were hired prior to September 1, 2007 could elect to continue to participate under the existing “Old Program” plan provisions (provisions prior to January 1, 2008) or under modified plan provisions “New Program”. Metro union employees hired before October 1, 2013 participate in the Old Program. Effective October 1, 2013, newly hired or rehired Metro union employees participate under the “Cash Balance Matching Program”. Effective January 1, 2014, newly hired or rehired non-union Metro employees participate in the “New Program Plus” feature of the Plan. “Post-Program Employees” are Metro non-union employees who first became eligible to participate on or after September 1, 2007 and before January 1, 2014. Effective December 1, 2019 “EKC Original Savings Employees” are EKC non-
union employees whose first date of employment is before May 31, 2018. “EKC Enhanced Savings Employees” are EKC non-union employees whose first day of employment or re-employment is after May 30, 2018. “Wolf Creek Savings Employees” are Wolf Creek union and non-union employees and “Wolf Creek Enhanced Savings Employees” are Wolf Creek non-union employees whose first day of employment or re-employment is after December 31, 2018.

Contributions – Contributions to the Plan include pre-tax and Roth contributions made by participants, Company matching contributions, non-elective Company contributions, and participant rollovers from other plans. Participants may change their contribution percentage as often as they would like and such changes are effective as soon as administratively possible, generally within two pay periods. Company matching contributions may be made in either cash or in Parent common stock, generally at the option of the Company. The Plan does not allow a participant to direct the Trustee to invest more than 15% of the participant’s account in Parent common stock.

Participants can contribute between 1% and 75% of eligible compensation as defined in the Plan subject to Plan and Internal Revenue Code (IRC) limitations. Contributions made by Cash Balance Matching Program participants, EKC Original Savings Employees and Wolf Creek Savings Employees up to the first 6% of eligible earnings, as defined by the Plan, are matched 75% by the Company. Wolf Creek Savings Employees that are part of one of the following groups, non-union and hired before January 1, 2013, are members of the Local Union No. 252 United Government Security Officers of America and hired before January 1, 2015, or members of Local Union No. 304 of the International Brotherhood of Electrical Workers and hired before January 1, 2016 receive Company matching contributions of 50% of the first 6% of eligible earnings as defined in the Plan document. Old Program Employees also receive company matching contributions of 50% of the first 6% of eligible earnings. Post Program, New Program and New Program Plus, EKC Enhanced Savings Employees and Wolf Creek Enhanced Savings Employees receive Company matching contributions equal to 100% of the first 6% of eligible compensation as defined in the Plan document and receive an annual non-elective contribution equal to 4% of eligible compensation.

Participants are immediately eligible to participate and receive Company matching contributions with the exception of EKC union employees who have a one year service requirement for company matching contributions. Participants are eligible for non-elective contributions after completion of 1000 hours of service. Participants who have attained age 50 are eligible to make catch-up contributions subject to Plan and IRC limitations. Participants who have attained age 60, 61, 62, or 63 are eligible to make super catch-up contributions subject to Plan and IRC limitations.

Subsequent to December 31, 2025, employer contributions of $4,677,576 attributable to the 2025 plan year were credited to participant accounts. These contributions were contributed by the Company in cash and Parent common stock based upon participant elections and are therefore presented as a receivable on the statement of net assets available for benefits as of December 31, 2025. Included in the contribution receivable was $3,525,337 as a non-elective contribution for those participants in the New Program Plus, Evergy Kansas Central Enhanced and Wolf Creek Enhanced programs. Subsequent to December 31, 2024, employer contributions of $4,204,078 attributable to the 2024 plan year were credited to participant accounts. These contributions were funded by the Company in cash and Parent common stock and are therefore presented as a receivable on the statement of net assets available for benefits as of December 31, 2024. Included in the contribution receivable was $3,078,974 as a non-elective contribution for those participants in the New Program Plus, Evergy Kansas Central Enhanced, and Wolf Creek Enhanced programs.

Investments – The Plan currently offers investment options including mutual funds, a money market fund, parent common stock, common/collective trust funds and a self-directed brokerage account. Matching contributions are directed into a target date mutual fund based on the participant’s normal retirement age unless the employee makes an affirmative election for a different investment option(s). Employee contributions are also invested in a target date fund based on the participant’s age unless the participant makes an affirmative election for a different investment option(s).
Participant Accounts – Each participant’s account is credited with the participant’s contributions and allocations of the Company’s contributions and Plan earnings/losses. A fee covering administrative costs of the Plan such as recordkeeping, auditing, legal, investment advisory and trustee/custodial services is deducted from participant accounts quarterly. This quarterly charge may be offset by credits to the participant’s account based on agreements between the fund providers in the participant’s portfolio and Empower. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting – Participants are vested immediately in their elective contributions, Company matching contributions and actual earnings thereon. Participants vest in non-elective contributions after three years of service. Cash Balance Matching Program employees vest in Company matching contributions on a six-year graded vesting schedule.

Notes Receivable from Participants - Participants are permitted to borrow a specified portion of the balance in their individual account. Loan interest rates and terms are established by the Management Administrative Committee. Loans are evidenced by promissory notes payable to the Plan over a period up to five years for general purpose loans and up to 30 years for principal residence loans.

Payment of Benefits – Benefits are recorded when paid. Upon retirement, death, disability or termination of employment, all vested balances are paid to the participant or the participant’s beneficiaries in accordance with Plan terms. If the value of the participant’s account balance is $7,000 or less, payment shall be made to the participant as soon as practicable following termination of employment in a single lump sum distribution unless the participant directs the Plan to roll his or her account balance to another qualified plan or IRA.
Forfeited Accounts - At December 31, 2025 and 2024, there were $74,397 and $88,968 in forfeited non-vested accounts, respectively. These accounts will be used to pay expenses for administering the Plan or to reduce future matching contributions and/or New Program Plus contributions at the end of the plan year in which they became forfeitures. Forfeitures in the amount of $0 were used to pay 2025 administrative expenses. Forfeitures in the amount of $80,355 were used to offset employer contributions for the year ended December 31, 2025. ERISA Spending Account funds were used to pay 2025 administrative expenses.

Plan Termination- Although it has not expressed any intent to do so, the Company has the right                           under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the participants would become fully vested in all Company contributions.